Related-Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions

Employees of our General Partner are assigned to work for the Partnership or other ArcLight affiliates. Where directly attributable, all compensation and related expenses for these employees are charged directly by our General Partner to American Midstream, LLC, which, in turn, charges the appropriate subsidiary or affiliate. Our General Partner does not record any profit or margin on the expenses charged to us. During the years ended December 31, 2016, 2015, and 2014, related expenses of $89.8 million, $98.3 million, and $95.5 million respectively, were charged to the Partnership by our General Partner. As of December 31, 2016, and 2015, the Partnership had $3.9 million and $3.8 million, respectively, due to our General Partner, which has been recorded in Accrued expenses and other current liabilities and relates primarily to compensation. This payable is generally settled on a quarterly basis related to the foregoing transactions.

During the second quarter of 2014, the Partnership and an ArcLight affiliate entered into an agreement under which the affiliate pays a monthly fee to reimburse the Partnership for administrative expenses incurred on the affiliate’s behalf. For the years ended December 31, 2016, 2015, and 2014, the Partnership recognized related management fee income of $0.8 million, $1.4 million and $0.9 million respectively, under this agreement and recorded such amounts as a reduction of Corporate expenses in the consolidated statements of operations.

We also performed certain management services for another ArcLight affiliate for which we received a monthly fee of $50,000 through January 2016. The monthly fee reduced Corporate expenses in the consolidated statements of operations by $0.1 million, $0.6 million and $0.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

During the years ended December 31, 2016 and 2015, our General Partner agreed to absorb certain of our corporate expenses. We received reimbursements for these expenses in the quarter subsequent to when they were incurred. We received reimbursements totaling $7.5 million and $3.0 million for the years ended December 31, 2016 and 2015, respectively. In the first quarter of 2015, certain executive bonuses related to the year ended December 31, 2014 were paid on our behalf by ArcLight. In addition, ArcLight reimbursed us for expenses we incurred for the years ended December 31, 2016 and 2015. The total amounts paid on our behalf or reimbursed to us were $2.4 million and $2.6 million for the years ended December 31, 2016 and 2015, respectively, and were treated as deemed contributions from ArcLight.

An ArcLight affiliate provided crude oil pipeline transportation services to our discontinued Mid-Continent Business. During the years ended December 31, 2016, 2015 and 2014, we incurred related pipeline transportation fees of $0.4 million, $6.0 million and $8.9 million, respectively, which have been included in net loss from discontinued operations, net of tax in the consolidated statements of operations. As of December 31, 2015, we had a net receivable of $7.9 million from this affiliate, primarily as the result of the prepayments made in 2014 for the crude oil pipeline transportation services to be provided.

The Partnership acquired Blackwater Midstream Holdings, LLC (“Blackwater”) from affiliates of ArcLight in December 2013. The acquisition agreement included a provision whereby an ArcLight affiliate would be entitled to an additional $5.0 million of merger consideration based on Blackwater meeting certain operating targets. During the third quarter of 2016, the Partnership determined that it was probable the operating targets would be met in early 2017 and recorded a $5.0 million accrued distribution to the ArcLight affiliate which is included in Accrued expenses and other current liabilities in the accompanying consolidated balance sheets at December 31, 2016.

American Panther, LLC ("American Panther") is a 60%-owned subsidiary of the Partnership which is consolidated for financial reporting purposes. Pursuant to a related agreement which began in the second quarter of 2016, an affiliate of the non-controlling interest holder provides services to American Panther in exchange for related fees, which in 2016 totaled $1.2 million of which $0.8 million is included in Direct operating expenses and $0.4 million is included in Corporate expenses in the consolidated statement of operations.

On November 1, 2016, the Partnership became operator of the Destin and Okeanos pipelines and entered into operating and administrative management agreements under which the affiliates pay a monthly fee for general and administrative services provided by the Partnership. In addition, the affiliates reimbursed the Partnership for certain transition related expenses. For the year ended December 31, 2016, the Partnership recognized $0.4 million of management fee income and $1.0 million as reimbursement of transition related expenses in Corporate expenses in the consolidated statements of operations.

During the second quarter of 2015, we began performing administrative, crude transportation and marketing services for an ArcLight affiliate. We charged $3.2 million and $3.0 million for the years ended December 31, 2016 and 2015, respectively, for these services of which $3.2 million and $2.2 million was included in Services for the years ended December 31, 2016 and 2015, respectively, and $0.8 million was included in Commodity sales for the year ended December 31, 2015 on the consolidated statements of operations. As of December 31, 2016 and 2015, we had receivables due from this affiliate of $2.1 million and $0.7 million, respectively, which are included in other current assets in the consolidated balance sheets.

The Partnership enters into purchases and sales of natural gas and crude oil with a company whose chief financial officer is the brother of one of our executive officers. During the years ended December 31, 2016, 2015, and 2014, the Partnership recognized related revenue of $3.6 million, $6.2 million and $10.1 million, respectively, while purchases from the company totaled $4.3 million, $5.9 million, and $3.7 million, respectively.